UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

    INVESTMENT COMPANY ACT FILE NUMBER 811-3967


FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  JUNE 30, 2007

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Principal                                                                        Interest
            Amount    Security                                                                Rate*             Value
---------------------------------------------------------------------------------------------------------------------
                      CORPORATE NOTES--52.2%
           $5,027M    Abbott Laboratories, 7/11/07 +                                         5.24%         $5,018,939
            4,250M    Anheuser-Busch Cos., Inc., 8/16/07 +                                   5.20           4,221,085
            5,000M    Brown-Forman Corp., 7/13/07 +                                          5.28           4,990,434
                      Chevron Funding Corp.:
            2,500M       7/23/07                                                             5.21           2,491,635
            4,250M       8/6/07                                                              5.23           4,227,142
            1,105M    Cleveland Electric Illuminating Co. &
                         Toledo Edison Co., 7/1/07 (Ambac Ins.)                              5.65           1,105,044
                      Coca Cola Co.:
            5,000M       7/11/07 +                                                           5.19           4,992,017
            5,000M       8/30/07 +                                                           5.20           4,955,778
                      General Electric Capital Corp.:
            1,000M       7/26/07                                                             5.22             996,194
            7,000M       8/1/07                                                              5.23           6,967,372
              500M       4/1/08 #                                                            5.32             509,987
                      Hershey Foods Corp.:
            3,000M       7/9/07 +                                                            5.18           2,996,077
            3,171M       8/2/07 +                                                            5.23           3,155,795
            6,000M    Johnson & Johnson, 8/27/07 +                                           5.18           5,949,847
            7,000M    Kimberly Clark Worldwide Inc., 7/17/07 +                               5.20           6,982,746
                      Madison Gas & Electric Co.:
            4,500M       7/16/07                                                             5.28           4,489,432
            4,500M       7/25/07                                                             5.27           4,483,519
            1,400M    McDonald's Corp., 8/15/07                                              5.26           1,397,399
            2,000M    Paccar Financial Corp., 7/31/07                                        5.23           1,990,991
                      Procter & Gamble Co.:
            5,000M       8/1/07 +                                                            5.20           4,976,758
            4,000M       9/7/07 +                                                            5.21           3,959,912
            4,500M    Prudential Funding Corp., 7/2/07                                       5.20           4,498,692
                      Toyota Motor Credit Corp.:
            3,000M       7/13/07                                                             5.22           2,994,313
            7,000M       7/17/07                                                             5.22           6,982,672
            5,900M    US Bank NA, 8/1/07                                                     5.25           5,891,290
                      Wal-Mart Stores, Inc.:
            3,000M       7/12/07                                                             5.27           2,999,014
            6,500M       7/17/07 +                                                           5.18           6,483,999
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $110,708,083)                                                        110,708,083
---------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--23.2%
                      Fannie Mae:
           12,600M       7/15/07                                                             5.23          12,593,507
            2,356M       8/1/07                                                              5.15           2,354,019
              900M       1/18/08                                                             5.29             899,225
              500M       3/25/08 #                                                           5.25             495,401
                      Federal Home Loan Bank:
            1,000M       7/30/07 #                                                           5.47             998,815
            1,000M       8/15/07                                                             5.25             997,904
              500M       9/14/07                                                             5.20             498,936
            2,000M       11/14/07                                                            5.22           2,000,000
            1,020M       11/27/07                                                            5.33           1,012,513
            5,000M       12/14/07                                                            5.25           5,000,000
            3,300M       1/23/08                                                             5.31           3,299,080
            2,300M       1/28/08                                                             5.25           2,283,548
            1,385M       1/30/08                                                             5.23           1,371,739
            5,000M       2/15/08                                                             5.30           4,987,559
            5,000M       2/28/08                                                             5.22           5,000,000
                      Freddie Mac:
              800M       11/26/07                                                            5.25             796,371
            4,650M       1/11/08                                                             5.22           4,649,274
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $49,237,891)                                       49,237,891
---------------------------------------------------------------------------------------------------------------------
                      FLOATING RATE NOTES--15.8%
            3,900M    Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)              5.35           3,900,000
                      Bank of New York:
            6,000M       11/16/07                                                            5.31           6,000,185
            2,750M       11/19/07                                                            5.34           2,749,879
            3,000M    Federal Home Loan Bank, 3/14/08                                        5.02           3,000,000
            4,000M    Genesys Medsports LLC, 1/1/27 (LOC; Fifth Third Bank)                  5.35           4,000,000
            3,620M    Suntrust Bank, 1/28/08                                                 5.31           3,620,166
            2,000M    US Bank, NA, 9/10/07                                                   5.39           2,000,318
            3,100M    Wachovia Bank NA, 11/30/07                                             5.31           3,100,517
            5,000M    Wachovia Corp., 11/8/07                                                5.43           5,002,232
---------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $33,373,297)                                                      33,373,297
---------------------------------------------------------------------------------------------------------------------
                      BANKERS' ACCEPTANCES--4.4%
                      Bank of America, NA:
            4,000M       7/19/07                                                             5.18           3,988,969
            5,278M       7/27/07                                                             5.18           5,257,445
---------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $9,246,414)                                                       9,246,414
---------------------------------------------------------------------------------------------------------------------
                      CERTIFICATES OF DEPOSIT--3.6%
            7,700M    Citibank NA, 8/16/07 (cost $7,700,000)                                 5.30           7,700,000
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $210,265,685) ++                       99.2%                             210,265,685
Other Assets, Less Liabilities                                            .8                                1,643,044
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                             100.0%                            $211,908,729
=====================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2007.

+ Security exempt from registration under Secton 4(2) of the Securities
   Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2007, the Fund held twelve Section 4(2) securities with an aggregate value of $58,683,387 representing 27.7% of the Fund's net assets.

++ Aggregate cost for federal income tax purposes is the same.

 # Denotes a step bond (a bond with coupons that adjust to specified rates on specified dates.)



Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Principal
            Amount    Security                                                                                  Value
---------------------------------------------------------------------------------------------------------------------
                      MORTGAGE-BACKED CERTIFICATES--99.0%
                      Fannie Mae--9.1%
          $19,168M    5.5%, 4/1/2033 - 9/1/2035                                                           $18,560,179
---------------------------------------------------------------------------------------------------------------------
                      Government National Mortgage Association I Program--89.9%
           30,985M    5%, 5/15/2033 - 1/15/2037                                                            29,358,412
           55,816M    5.5%, 3/15/2033 - 5/15/2037                                                          54,268,210
           68,142M    6%, 3/15/2031 - 7/19/2037                                                            67,961,650
           21,490M    6.5%, 10/15/2028 - 8/15/2036                                                         22,013,033
            6,014M    7%, 4/15/2032 - 8/15/2035                                                             6,282,349
            2,728M    7.5%, 7/15/2023 - 6/15/2034                                                           2,853,829
---------------------------------------------------------------------------------------------------------------------
                                                                                                          182,737,483
---------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $207,098,130)                                           201,297,662
---------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--1.9%
                      U.S. Treasury Bills:
              900M       4.18%, 7/19/07                                                                       898,012
            3,000M       4.3%, 7/19/07                                                                      2,993,183
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations (cost $3,891,195)                                     3,891,195
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $210,989,325)                                        100.9%              205,188,857
Excess of Liabilities Over Other Assets                                                 (.9)               (1,805,078)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0%             $203,383,779
=====================================================================================================================

   At June 30, 2007, the cost of investments for federal income tax purposes was $210,989,325. Accumulated net unrealized depreciation on investments was $5,800,468, consisting of $74,419 gross unrealized appreciation and $5,874,887 gross unrealized depreciation.



Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Principal
            Amount    Security                                                                                  Value
---------------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS--69.6%
                      Aerospace/Defense--2.0%
           $2,000M    Boeing Co., 7.25%, 2025                                                              $2,307,238
                      Honeywell International, Inc.:
            1,050M       7.5%, 2010                                                                         1,104,179
              975M       6.125%, 2011                                                                         998,633
              400M    Precision Castparts Corp., 5.6%, 2013                                                   395,040
              717M    TRW, Inc., 7.125%, 2009                                                                 729,982
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,535,072
---------------------------------------------------------------------------------------------------------------------
                      Automotive--.6%
            1,700M    Daimler Chrysler NA Holdings Corp., 5.75%, 2009                                       1,705,178
---------------------------------------------------------------------------------------------------------------------
                      Chemicals--3.0%
            1,700M    Air Products & Chemicals, Inc., 4.125%, 2010                                          1,630,387
            1,700M    Cabot Corp., 5.25%, 2013 +                                                            1,638,494
            3,500M    DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                            3,184,405
            1,800M    Praxair, Inc., 5.375%, 2016                                                           1,752,287
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,205,573
---------------------------------------------------------------------------------------------------------------------
                      Consumer Durables--.6%
            1,650M    Black & Decker Corp., 5.75%, 2016                                                     1,602,840
---------------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables--1.6%
              710M    Colgate-Palmolive Co., 5.98%, 2012                                                      726,265
            1,600M    Newell Rubbermaid, Inc., 6.75%, 2012                                                  1,664,502
            2,000M    Procter & Gamble Co., 4.85%, 2015                                                     1,904,020
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,294,787
---------------------------------------------------------------------------------------------------------------------
                      Energy--3.3%
            1,700M    Anadarko Petroleum Corp., 5.95%, 2016                                                 1,662,814
              850M    Kinder Morgan Finance Co., 5.35%, 2011                                                  832,136
            2,000M    Nexen, Inc., 5.05%, 2013                                                              1,906,534
            2,000M    Northern Border Pipeline Co., 7.1%, 2011                                              2,091,530
            2,220M    Phillips Petroleum Co., 7.125%, 2028                                                  2,255,171
              500M    Tesoro Corporation, 6.5%, 2017 +                                                        491,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,239,435
---------------------------------------------------------------------------------------------------------------------
                      Financials--6.5%
              875M    American General Finance Corp., 8.125%, 2009                                            921,753
              900M    Caterpillar Financial Services Corp., 4.6%, 2014                                        847,375
                      ERAC USA Finance Enterprise Co.:
            1,775M       7.35%, 2008 +                                                                      1,799,699
            1,170M       8%, 2011 +                                                                         1,249,597
            2,363M    Ford Motor Credit Co., 9.75%, 2010                                                    2,469,089
                      General Electric Capital Corp.:
              700M       8.5%, 2008                                                                           719,780
            2,500M       5.45%, 2013                                                                        2,476,843
            2,625M    General Motors Acceptance Corp., 7.75%, 2010                                          2,658,884
            1,200M    Health Care Property Investors, Inc., 6%, 2017                                        1,176,990
            1,825M    Household Finance Corp., 6.5%, 2008                                                   1,851,225
            2,000M    International Lease Finance Corp., 5.625%, 2013                                       1,998,122
---------------------------------------------------------------------------------------------------------------------
                                                                                                           18,169,357
---------------------------------------------------------------------------------------------------------------------
                      Financial Services--11.7%
            2,000M    Bank of America Corp., 7.4%, 2011                                                     2,119,046
            2,000M    Citigroup, Inc., 6%, 2033                                                             1,931,872
            2,100M    Endurance Specialty Holdings, Ltd., 7%, 2034                                          2,056,223
            1,200M    First Union National Bank, 7.8%, 2010                                                 1,274,659
            1,000M    Fleet Capital Trust II, 7.92%, 2026                                                   1,039,080
              600M    GATX Financial Corp., 5.5%, 2012                                                        584,902
            2,300M    Goldman Sachs Group, Inc., 6.45%, 2036                                                2,265,698
              625M    Greenpoint Bank, 9.25%, 2010                                                            688,890
            2,420M    Hibernia Corp., 5.35%, 2014                                                           2,296,319
            1,880M    Independence Community Bank Corp., 4.9%, 2010                                         1,840,783
            2,000M    JPMorgan Chase & Co., 5.25%, 2015                                                     1,929,968
            1,700M    Lehman Brothers Holdings, Inc., 5.75%, 2011                                           1,701,612
            2,625M    MetLife, Inc., 6.4%, 2036                                                             2,439,357
            1,200M    National City Bank of Pennsylvania, 7.25%, 2011                                       1,274,807
            1,505M    Nationsbank Corp., 7.8%, 2016                                                         1,704,099
            1,298M    Republic NY Corp., 7.75%, 2009                                                        1,348,680
            2,000M    Royal Bank of Scotland Group PLC, 5%, 2014                                            1,915,938
            1,500M    US Bank NA, 6.3%, 2014                                                                1,552,904
            2,565M    Washington Mutual Bank, 5.95%, 2013                                                   2,563,892
---------------------------------------------------------------------------------------------------------------------
                                                                                                           32,528,729
---------------------------------------------------------------------------------------------------------------------
                      Food/Beverage/Tobacco--4.0%
            2,860M    Altria Group, Inc., 7%, 2013                                                          3,037,334
              910M    Bottling Group, LLC , 5%, 2013                                                          879,264
            1,980M    Bunge Limited Finance Corp., 5.875%, 2013                                             1,948,494
              890M    Coca-Cola Enterprises, Inc., 7.125%, 2017                                               973,622
            1,949M    ConAgra Foods, Inc., 6.75%, 2011                                                      2,026,019
            1,000M    Pepsi Bottling Group, Inc., 7%, 2029                                                  1,101,508
            1,225M    UST, Inc., 7.25%, 2009                                                                1,260,973
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,227,214
---------------------------------------------------------------------------------------------------------------------
                      Food/Drug--1.0%
            2,000M    Kroger Co., 6.75%, 2012                                                               2,067,550
              700M    Safeway, Inc., 6.5%, 2011                                                               718,413
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,785,963
---------------------------------------------------------------------------------------------------------------------
                      Forest Products/Containers--.6%
            1,725M    Sappi Papier Holding AG, 6.75%, 2012 +                                                1,706,430
---------------------------------------------------------------------------------------------------------------------
                      Gaming/Leisure--1.5%
            1,423M    Hilton Hotels Corp., 7.2%, 2009                                                       1,469,247
            2,000M    International Speedway Corp., 4.2%, 2009                                              1,951,214
              750M    MGM Mirage, Inc., 8.5%, 2010                                                            788,437
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,208,898
---------------------------------------------------------------------------------------------------------------------
                      Health Care--3.6%
            2,000M    Abbott Laboratories, 5.875%, 2016                                                     2,003,934
              564M    Baxter International, Inc., 5.9%, 2016                                                  564,936
            1,880M    Becton, Dickinson & Co., 7.15%, 2009                                                  1,947,483
            2,500M    Fisher Scientific International, Inc., 6.75%, 2014                                    2,511,367
            1,130M    Tenet Healthcare Corp., 6.375%, 2011                                                  1,038,188
            1,830M    Wyeth, 6.95%, 2011                                                                    1,916,694
---------------------------------------------------------------------------------------------------------------------
                                                                                                            9,982,602
---------------------------------------------------------------------------------------------------------------------
                      Housing--.7%
            1,970M    D.R. Horton, Inc., 8%, 2009                                                           2,026,082
---------------------------------------------------------------------------------------------------------------------
                      Information Technology--2.4%
            2,645M    International Business Machines Corp., 7%, 2025                                       2,931,562
            2,000M    Oracle Corp., 5.25%, 2016                                                             1,920,932
            1,750M    Xerox Corp., 6.875%, 2011                                                             1,817,340
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,669,834
---------------------------------------------------------------------------------------------------------------------
                      Manufacturing--4.2%
            1,750M    Briggs & Stratton Corp., 8.875%, 2011                                                 1,870,524
            2,000M    Caterpillar, Inc., 6.05%, 2036                                                        1,974,232
            2,500M    Crane Co., 6.55%, 2036                                                                2,419,178
            1,112M    Hanson Australia Funding, Ltd., 5.25%, 2013                                           1,088,386
              646M    Hanson PLC, 7.875%, 2010                                                                690,041
              875M    Ingersoll-Rand Co., 9%, 2021                                                          1,079,122
                      United Technologies Corp.:
              900M       6.5%, 2009                                                                           917,976
            1,600M       7.125%, 2010                                                                       1,684,923
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,724,382
---------------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting--1.7%
            2,000M    Comcast Cable Communications, Inc., 7.125%, 2013                                      2,122,278
            2,000M    Cox Communications, Inc., 4.625%, 2013                                                1,875,564
              700M    PanAmSat Corp., 6.375%, 2008                                                            701,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,699,592
---------------------------------------------------------------------------------------------------------------------
                      Media-Diversified--3.1%
            1,575M    AOL Time Warner, Inc., 6.875%, 2012                                                   1,644,829
            1,800M    News America, Inc., 5.3%, 2014                                                        1,741,448
            1,000M    Time Warner, Inc., 9.125%, 2013                                                       1,149,965
                      Viacom, Inc.:
            1,200M       5.75%, 2011                                                                        1,199,278
              500M       8.625%, 2012                                                                         549,941
              360M       8.875%, 2014                                                                         403,331
            2,000M    Walt Disney Co., 5.7%, 2011                                                           2,019,622
---------------------------------------------------------------------------------------------------------------------
                                                                                                            8,708,414
---------------------------------------------------------------------------------------------------------------------
                      Metals/Mining--1.2%
            1,300M    Alcoa, Inc., 6%, 2012                                                                 1,304,304
            2,000M    Vale Overseas, Ltd., 6.25%, 2017                                                      1,993,640
---------------------------------------------------------------------------------------------------------------------
                                                                                                            3,297,944
---------------------------------------------------------------------------------------------------------------------
                      Real Estate Investment Trusts--2.7%
            1,654M    Archstone-Smith Trust, 7.9%, 2016                                                     1,829,919
                      AvalonBay Communities, Inc.:
            1,900M       7.5%, 2010                                                                         2,016,867
              200M       6.625%, 2011                                                                         207,814
            1,350M    Duke Weeks Realty Corp., 7.75%, 2009                                                  1,416,810
            1,900M    Mack-Cali Realty LP, 7.75%, 2011                                                      2,023,069
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,494,479
---------------------------------------------------------------------------------------------------------------------
                      Retail - General Merchandise--.4%
              900M    Lowe's Cos., Inc., 8.25%, 2010                                                          966,678
---------------------------------------------------------------------------------------------------------------------
                      Telecommunications--3.6%
            2,000M    Deutsche Telekom AG, 8%, 2010                                                         2,133,114
            1,359M    GTE Corp., 6.84%, 2018                                                                1,430,833
            2,000M    SBC Communications, Inc., 6.25%, 2011                                                 2,044,982
            1,725M    Sprint Capital Corp., 6.375%, 2009                                                    1,746,939
              800M    Verizon New York, Inc., 6.875%, 2012                                                    834,926
            1,750M    Vodafone AirTouch PLC, 7.75%, 2010                                                    1,839,289
---------------------------------------------------------------------------------------------------------------------
                                                                                                           10,030,083
---------------------------------------------------------------------------------------------------------------------
                      Transportation--2.8%
            2,000M    Burlington Northern Santa Fe Corp., 4.3%, 2013                                        1,850,452
            2,000M    Canadian National Railway Co., 6.25%, 2034                                            1,990,054
              565M    FedEx Corp., 5.5%, 2009                                                                 565,770
            1,000M    Norfolk Southern Corp., 7.7%, 2017                                                    1,103,304
            1,958M    Union Pacific Corp., 7.375%, 2009                                                     2,044,236
              300M    Union Pacific Railroad, 7.28%, 2011                                                     318,223
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,872,039
---------------------------------------------------------------------------------------------------------------------
                      Utilities--5.9%
            1,350M    Carolina Power & Light, Inc., 5.15%, 2015                                             1,296,594
            1,800M    Consumers Energy Co., 6.875%, 2018                                                    1,921,027
            1,450M    Dominion Resources, Inc., 5%, 2013                                                    1,395,657
            2,650M    Entergy Gulf States, Inc., 5.25%, 2015                                                2,472,211
            1,550M    Florida Power & Light Co., 5.85%, 2033                                                1,506,304
              750M    Great River Energy Co., 5.829%, 2017 +                                                  752,978
            1,325M    Jersey Central Power & Light Co., 5.625%, 2016                                        1,290,335
                      NiSource Finance Corp.:
              900M       7.875%, 2010                                                                         959,011
              600M       5.4%, 2014                                                                           577,643
            1,400M    OGE Energy Corp., 5%, 2014                                                            1,304,932
              775M    PSI Energy, Inc., 8.85%, 2022                                                           969,104
            1,510M    Public Service Electric & Gas Co., 6.75%, 2016                                        1,609,251
              400M    South Carolina Electric & Gas Co., 6.7%, 2011                                           415,682
---------------------------------------------------------------------------------------------------------------------
                                                                                                           16,470,729
---------------------------------------------------------------------------------------------------------------------
                      Waste Management--.9%
              500M    Allied Waste NA, Inc., 5.75%, 2011                                                      478,125
            2,000M    Waste Management, Inc., 6.875%, 2009                                                  2,046,336
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,524,461
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $199,610,157)                                                        193,676,795
---------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT OBLIGATIONS--7.4%
            1,085M    FDA Queens LP, 6.99%, 2017 +                                                          1,152,395
                      U.S. Treasury Notes:
            7,000M       4.875%, 2009                                                                       6,992,895
            3,950M       4.625%, 2011                                                                       3,902,169
            1,000M       4.75%, 2014                                                                          987,813
            1,700M       4.625%, 2016                                                                       1,648,072
              860M       4.875%, 2016                                                                         849,720
            5,100M       5.125%, 2016                                                                       5,130,284
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $20,868,967)                                              20,663,348
---------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS--6.2%
                      Fannie Mae:
            2,625M       5.25%, 2010                                                                        2,619,740
            2,000M       5.65%, 2014                                                                        1,981,396
            2,600M       6%, 2016                                                                           2,579,522
                      Federal Home Loan Bank:
            3,000M       5.125%, 2013                                                                       2,966,913
            2,625M       5.815%, 2013                                                                       2,619,230
            1,000M       7.23%, 2015                                                                        1,051,000
                      Freddie Mac:
            2,500M       6%, 2017                                                                           2,495,803
            1,000M       6%, 2017                                                                             990,615
---------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations (cost $17,515,883)                                       17,304,219
---------------------------------------------------------------------------------------------------------------------
                      MORTGAGE-BACKED CERTIFICATES--6.2%
                      Fannie Mae--4.7%
            5,423M    5%, 12/1/2036                                                                         5,086,269
            3,348M    5%, 1/1/2037                                                                          3,140,210
            5,059M    5.5%, 1/1/2037                                                                        4,882,299
---------------------------------------------------------------------------------------------------------------------
                                                                                                           13,108,778
---------------------------------------------------------------------------------------------------------------------
                      Freddie Mac--1.5%
              886M    5.5%, 9/1/2036                                                                          854,701
            3,426M    5.5%, 6/1/2036                                                                        3,311,102
---------------------------------------------------------------------------------------------------------------------
                                                                                                            4,165,803
---------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $17,720,863)                                             17,274,581
---------------------------------------------------------------------------------------------------------------------
                      PASS THROUGH CERTIFICATES--1.2%
                      Transportation
              518M    American Airlines, Inc., 7.377%, 2019                                                   501,050
            1,231M    Continental Airlines, Inc., 8.388%, 2020                                              1,278,194
            1,296M    FedEx Corp., 7.5%, 2018                                                               1,411,901
---------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $3,217,678)                                                  3,191,145
---------------------------------------------------------------------------------------------------------------------
                      MUNICIPAL BONDS--.7%
            1,750M    Tobacco Settlement Fin. Auth., West Virginia -
                        Series "A", 7.467%, 2047 (cost $1,750,000)                                          1,778,770
---------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM CORPORATE NOTES--6.7%
            3,500M    American General Finance Corp., 5.29%, 7/11/07                                        3,494,341
            5,300M    General Electric Capital Corp., 5.27%, 7/11/07                                        5,291,462
            6,500M    Paccar Financial Corp., 5.23%, 7/31/07                                                6,470,722
            3,400M    Toyota Motor Credit Corp., 5.24%, 7/6/07                                              3,397,026
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $18,653,551)                                               18,653,551
---------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.7%
            4,800M    Federal Farm Credit Bank, 5.14%, 7/13/07 (cost $4,791,077)                            4,791,077
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $284,128,176)                                            99.7%           277,333,486
Other Assets, Less Liabilities                                                              .3                847,360
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%          $278,180,846
=====================================================================================================================

+ Security exempt from registration under Rule 144A of Securities Act of 1933.
  Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2007, the Fund held seven
  144A security with a value of $8,790,843 representing 3.2% of the Fund's net assets.

  At June 30, 2007, the cost of investments for federal income tax purposes was $284,128,176. Accumulated net unrealized depreciation on investments was $6,794,690, consisting of $594,783 gross unrealized appreciation and $7,389,473 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2007

---------------------------------------------------------------------------------------------------------------------
         Principal
           Amount,
         Shares or
          Warrants    Security                                                                                  Value
---------------------------------------------------------------------------------------------------------------------
                      CORPORATE BONDS--90.7%
                      Aerospace/Defense--3.4%
           $  150M    Alion Science & Technology Corp., 10.25%, 2015                                     $    155,625
            4,775M    Alliant Techsystems, Inc., 6.75%, 2016                                                4,655,625
                      DRS Technologies, Inc.:
            5,250M       6.875%, 2013                                                                       5,118,750
            1,000M       6.625%, 2016                                                                         970,000
            5,508M    DynCorp International, LLC, 9.5%, 2013                                                5,886,675
            1,747M    GenCorp, Inc., 9.5%, 2013                                                             1,878,025
            1,600M    L-3 Communications Corp., 7.625%, 2012                                                1,646,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           20,310,700
---------------------------------------------------------------------------------------------------------------------
                      Automotive--5.5%
            2,700M    Accuride Corp., 8.5%, 2015                                                            2,679,750
              250M    American Axle & Manufacturing, Inc., 7.875%, 2017                                       246,875
                      Asbury Automotive Group, Inc.:
            5,400M       8%, 2014                                                                           5,481,000
            2,000M       7.625%, 2017 +                                                                     1,980,000
            4,375M    Avis Budget Car Rental, LLC, 7.75%, 2016                                              4,484,375
            4,208M    Cambridge Industries Liquidating Trust, 2007 ++ **                                        2,630
            7,200M    Dana Corp., 9%, 2011 ++                                                               7,488,000
              112M    Goodyear Tire & Rubber Co., 9%, 2015                                                    121,139
              500M    Tenneco Automotive, Inc., 8.625%, 2014                                                  517,500
            6,575M    United Auto Group, Inc., 7.75%, 2016                                                  6,575,000
            3,600M    United Components, Inc., 9.375%, 2013                                                 3,735,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           33,311,269
---------------------------------------------------------------------------------------------------------------------
                      Chemicals--6.1%
                      Equistar Chemicals LP:
              104M       10.125%, 2008                                                                        108,164
            3,500M       10.625%, 2011                                                                      3,701,250
            1,850M    Huntsman International, LLC, 7.375%, 2015                                             1,951,750
                      Huntsman, LLC:
            1,636M       11.625%, 2010                                                                      1,762,790
            2,765M       11.5%, 2012                                                                        3,082,975
            8,000M    Lyondell Chemical Co., 10.875%, 2009                                                  8,000,000
              500M    MacDermid, Inc., 9.5%, 2017 +                                                           505,000
            3,500M    Nell AF S.a.r.l., 8.375%, 2015 +                                                      3,368,750
            4,800M    Newmarket Corp., 7.125%, 2016                                                         4,668,000
            1,000M    PQ Corp., 7.5%, 2013                                                                  1,065,000
            4,500M    Terra Capital, Inc., 7%, 2017                                                         4,365,000
            3,900M    Tronox Worldwide, LLC, 9.5%, 2012                                                     4,085,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                           36,663,929
---------------------------------------------------------------------------------------------------------------------
                      Consumer Non-Durables--1.9%
            1,700M    Broder Brothers Co., 11.25%, 2010                                                     1,685,125
            4,000M    GFSI, Inc., 11.5%, 2011 + ***                                                         4,140,000
            4,000M    Levi Strauss & Co., 9.75%, 2015                                                       4,300,000
            1,150M    Remington Arms Co., 10.5%, 2011                                                       1,171,562
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,296,687
---------------------------------------------------------------------------------------------------------------------
                      Energy--13.2%
            5,275M    Basic Energy Services, Inc., 7.125%, 2016                                             5,064,000
            7,000M    Bluewater Finance, Ltd., 10.25%, 2012                                                 7,332,500
              900M    Calfrac Holdings, 7.75%, 2015 +                                                         866,250
                      Chesapeake Energy Corp.:
            1,800M       7.5%, 2014                                                                         1,831,500
            8,850M       6.625%, 2016                                                                       8,562,375
            1,000M    Cimarex Energy Co., 7.125%, 2017                                                        980,000
            4,350M    Compagnie Generale de Geophysique, 7.5%, 2015                                         4,371,750
            4,375M    Complete Production Services, Inc., 8%, 2016 +                                        4,440,625
            8,500M    Delta Petroleum Corp., 7%, 2015                                                       7,416,250
                      Giant Industries, Inc.:
            5,493M       11%, 2012                                                                          5,795,115
            4,150M       8%, 2014                                                                           4,491,545
            1,350M    Hilcorp Energy I, LP, 9%, 2016 +                                                      1,404,000
              250M    Hornbeck Offshore Services, Inc., 6.125%, 2014                                          230,000
                      Pacific Energy Partners LP:
            3,070M       7.125%, 2014                                                                       3,179,571
            1,920M       6.25%, 2015                                                                        1,889,050
                      Petroplus Finance, Ltd.:
              900M       6.75%, 2014 +                                                                        870,750
              900M       7%, 2017 +                                                                           870,750
                      POGO Producing Co.:
              350M       7.875%, 2013                                                                         358,750
            2,650M       6.875%, 2017                                                                       2,643,375
            3,600M    Stallion Oilfield Services, Ltd., 9.75%, 2015 +                                       3,690,000
            2,600M    Stewart & Stevenson, LLC, 10%, 2014 +                                                 2,730,000
                      Stone Energy Corp.:
            5,340M       8.106%, 2010 + ***                                                                 5,366,700
              900M       6.75%, 2014                                                                          832,500
              500M    Swift Energy Co., 7.125%, 2017                                                          478,750
            3,490M    Tesoro Corp., 6.25%, 2012                                                             3,481,275
---------------------------------------------------------------------------------------------------------------------
                                                                                                           79,177,381
---------------------------------------------------------------------------------------------------------------------
                      Financials--.7%
            4,350M    General Motors Acceptance Corp., 6.75%, 2014                                          4,171,741
---------------------------------------------------------------------------------------------------------------------
                      Financial Services--2.3%
           14,123M    Targeted Return Index Securities Trust, 7.548%, 2016 +                               13,901,419
---------------------------------------------------------------------------------------------------------------------
                      Food/Beverage/Tobacco--2.6%
            9,000M    Constellation Brands, Inc. , 7.25%, 2016                                              8,820,000
                      Land O'Lakes, Inc.:
            1,800M       9%, 2010                                                                           1,899,000
              775M       8.75%, 2011                                                                          804,063
            1,800M    Pierre Foods, Inc., 9.875%, 2012                                                      1,836,000
            2,250M    Southern States Cooperative, Inc., 10.5%, 2010 +                                      2,385,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           15,744,063
---------------------------------------------------------------------------------------------------------------------
                      Food/Drug--1.1%
            6,250M    Ingles Markets, Inc., 8.875%, 2011                                                    6,507,813
---------------------------------------------------------------------------------------------------------------------
                      Forest Products/Containers--1.2%
            2,150M    Jefferson Smurfit Corp., 8.25%, 2012                                                  2,144,625
            2,000M    Tekni-Plex, Inc., 8.75%, 2013                                                         1,990,000
            3,275M    Verso Paper Holdings, LLC, 9.106%, 2014 + ***                                         3,356,875
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,491,500
---------------------------------------------------------------------------------------------------------------------
                      Gaming/Leisure--7.5%
            4,250M    Circus & Eldorado/Silver Legacy, 10.125%, 2012                                        4,467,813
            2,200M    Herbst Gaming, Inc., 8.125%, 2012                                                     2,233,000
            4,500M    Isle of Capri Casinos, Inc., 7%, 2014                                                 4,280,625
            5,220M    Mandalay Resort Group, 6.375%, 2011                                                   5,259,150
            6,960M    MGM Mirage, Inc., 6.625%, 2015                                                        6,359,700
            5,000M    Park Place Entertainment Corp., 7%, 2013                                              5,243,720
            1,800M    Pinnacle Entertainment, Inc., 7.5%, 2015 +                                            1,746,000
            9,745M    Speedway Motorsports, Inc., 6.75%, 2013                                               9,550,100
            4,500M    Station Casinos, Inc., 6.875%, 2016                                                   3,993,750
            1,800M    Wimar Opco, LLC, (Tropicana Entertainment), 9.625%, 2014 +                            1,741,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                           44,875,358
---------------------------------------------------------------------------------------------------------------------
                      Health Care--6.5%
            3,150M    Alliance Imaging, Inc., 7.25%, 2012                                                   3,071,250
            4,350M    DaVita, Inc., 7.25%, 2015                                                             4,317,375
            3,480M    Fisher Scientific International, Inc., 6.125%, 2015                                   3,422,364
            4,400M    Genesis Health Ventures, Inc., 9.75%, 2008 ++ **                                          2,750
                      HCA, Inc.:
            4,400M       6.95%, 2012                                                                        4,246,000
            1,730M       6.75%, 2013                                                                        1,578,625
            1,800M    MedQuest, Inc., 11.875%, 2012                                                         1,458,000
            4,000M    Omnicare, Inc., 6.875%, 2015                                                          3,820,000
            3,025M    Res-Care, Inc., 7.75%, 2013                                                           3,115,750
                      Tenet Healthcare Corp.:
            5,200M       6.375%, 2011                                                                       4,777,500
            2,250M       9.25%, 2015                                                                        2,148,750
            6,984M    Triad Hospitals, Inc., 7%, 2013                                                       7,358,770
---------------------------------------------------------------------------------------------------------------------
                                                                                                           39,317,134
---------------------------------------------------------------------------------------------------------------------
                      Housing--4.5%
            4,360M    Beazer Homes USA, Inc., 6.875%, 2015                                                  3,771,400
            6,100M    Builders FirstSource, Inc., 9.61%, 2012 ***                                           6,206,750
              900M    NTK Holdings, Inc., 0%--10.75%, 2014 #                                                  657,000
            7,700M    Ply Gem Industries, Inc., 9%, 2012                                                    6,958,875
            3,500M    Realogy Corp., 12.375%, 2015 +                                                        3,202,500
                      William Lyon Homes, Inc.:
            4,500M       7.625%, 2012                                                                       3,870,000
            2,700M       10.75%, 2013                                                                       2,551,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                           27,218,025
---------------------------------------------------------------------------------------------------------------------
                      Information Technology--3.3%
            7,650M    Belden CDT, Inc., 7%, 2017 +                                                          7,573,500
            3,000M    Exodus Communications, Inc., 10.75%, 2009 ++ **                                           1,875
                      Freescale Semiconductor, Inc.:
            5,250M       9.125%, 2014 +                                                                     4,961,250
              875M       10.125%, 2016 +                                                                      826,875
                      Iron Mountain, Inc.:
            1,000M       8.625%, 2013                                                                       1,007,500
            1,000M       6.625%, 2016                                                                         922,500
            1,000M    NXP BV/NXP Funding, LLC, 7.875%, 2014                                                   990,000
                      Sanmina - SCI Corp.:
              875M       8.11%, 2014 + ***                                                                    879,375
            1,300M       8.125%, 2016                                                                       1,215,500
                      Xerox Corp.:
              500M       6.4%, 2016                                                                           503,914
            1,000M       6.75%, 2017                                                                        1,027,579
---------------------------------------------------------------------------------------------------------------------
                                                                                                           19,909,868
---------------------------------------------------------------------------------------------------------------------
                      Investment/Finance Companies--1.0%
            5,500M    LaBranche & Co., Inc., 11%, 2012                                                      5,857,500
---------------------------------------------------------------------------------------------------------------------
                      Manufacturing--.9%
            1,740M    Case New Holland, Inc., 7.125%, 2014                                                  1,770,450
              334M    Columbus McKinnon Corp., 10%, 2010                                                      352,370
                      ESCO Corp.:
              250M       8.625%, 2013 +                                                                       263,750
              250M       9.235%, 2013 + ***                                                                   256,250
            2,500M    Itron, Inc., 7.75%, 2012                                                              2,506,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,149,070
---------------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting--3.3%
            5,250M    Block Communications, Inc., 8.25%, 2015 +                                             5,328,750
              250M    Bonten Media Group, Inc., 9%, 2015 +                                                    245,000
            5,000M    Nexstar Finance Holding, LLC, 0%--11.375%, 2013 #                                     4,937,500
              450M    Nexstar Finance, Inc., 7%, 2014                                                         447,750
            1,357M    Sinclair Broadcasting Group, Inc., 8%, 2012                                           1,397,745
                      Young Broadcasting, Inc.:
            2,920M       10%, 2011                                                                          2,920,000
            4,900M       8.75%, 2014                                                                        4,655,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           19,931,745
---------------------------------------------------------------------------------------------------------------------
                      Media-Cable TV--9.6%
            8,745M    Adelphia Communications Escrow Bond, 2011 ++                                          2,863,988
            6,250M    Atlantic Broadband Finance, LLC, 9.375%, 2014                                         6,343,750
            6,900M    Cablevision Systems Corp., 8%, 2012                                                   6,848,250
                      Charter Communications Holdings, LLC:
            8,500M       10%, 2009                                                                          8,723,125
            2,000M       10.25%, 2010                                                                       2,020,000
            8,250M       0% - 11.75%, 2011 #                                                                8,456,250
            2,000M       8%, 2012 +                                                                         2,035,000
            4,625M    CSC Holdings, Inc., 8.125%, 2009                                                      4,729,063
            8,690M    Echostar DBS Corp., 6.375%, 2011                                                      8,537,925
                      Mediacom LLC/Mediacom Capital Corp.:
            4,000M       7.875%, 2011                                                                       4,000,000
            2,000M       9.5%, 2013                                                                         2,050,000
            1,000M    Quebecor Media, Inc., 7.75%, 2016                                                     1,020,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           57,627,351
---------------------------------------------------------------------------------------------------------------------
                      Media-Diversified--4.2%
            5,200M    Cenveo, Inc., 7.875%, 2013                                                            5,122,000
            5,250M    Idearc, Inc., 8%, 2016                                                                5,328,750
                      MediaNews Group, Inc.:
            2,625M       6.875%, 2013                                                                       2,270,625
            3,100M       6.375%, 2014                                                                       2,596,250
            1,500M    R.H. Donnelley Financial Corp., 10.875%, 2012 +                                       1,606,875
                      Six Flags, Inc.:
            2,500M       8.875%, 2010                                                                       2,481,250
            1,800M       9.625%, 2014                                                                       1,678,500
            3,400M    Universal City Development Partners, Ltd., 11.75%, 2010                               3,612,500
              250M    Universal City Florida Holding Co., 10.106%, 2010 ***                                   256,250
---------------------------------------------------------------------------------------------------------------------
                                                                                                           24,953,000
---------------------------------------------------------------------------------------------------------------------
                      Metals/Mining--1.0%
              500M    Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                                      535,000
            1,750M    Metals USA, Inc., 11.125%, 2015                                                       1,916,250
            3,910M    Russell Metals, Inc., 6.375%, 2014                                                    3,773,150
---------------------------------------------------------------------------------------------------------------------
                                                                                                            6,224,400
---------------------------------------------------------------------------------------------------------------------
                      Retail-General Merchandise--4.8%
            4,400M    Claire's Stores, Inc., 9.625%, 2015, PIK                                              4,092,000
            9,000M    Gregg Appliances, Inc., 9%, 2013                                                      9,630,000
                      GSC Holdings Corp.:
            1,800M       9.224%, 2011 ***                                                                   1,852,740
            1,700M       8%, 2012                                                                           1,785,000
            6,100M    Neiman Marcus Group, Inc., 10.375%, 2015                                              6,740,500
            4,750M    Yankee Acquisition Corp., 9.75%, 2017                                                 4,619,375
---------------------------------------------------------------------------------------------------------------------
                                                                                                           28,719,615
---------------------------------------------------------------------------------------------------------------------
                      Services--3.6%
                      Allied Waste NA, Inc.:
            1,800M       7.875%, 2013                                                                       1,829,250
            6,000M       7.375%, 2014                                                                       5,955,000
            5,250M       6.875%, 2017                                                                       5,105,625
            1,680M    Hydrochem Industrial Services, Inc., 9.25%, 2013 +                                    1,738,800
                      United Rentals, Inc.:
            2,700M       6.5%, 2012                                                                         2,666,250
            4,350M       7%, 2014                                                                           4,263,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           21,557,925
---------------------------------------------------------------------------------------------------------------------
                      Telecommunications--.0%
            6,050M    E. Spire Communications, Inc., 13%, 2010 ++ **                                              605
            2,400M    ICG Services, Inc., 10%, 2008 ++ **                                                       1,500
---------------------------------------------------------------------------------------------------------------------
                                                                                                                2,105
---------------------------------------------------------------------------------------------------------------------
                      Transportation--.4%
            1,750M    Overseas Shipholding Group, Inc., 8.25%, 2013                                         1,802,500
              500M    Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                                          478,750
---------------------------------------------------------------------------------------------------------------------
                                                                                                            2,281,250
---------------------------------------------------------------------------------------------------------------------
                      Utilities--.0%
              250M    Reliant Energy, Inc., 6.75%, 2014                                                       256,250
---------------------------------------------------------------------------------------------------------------------
                      Wireless Communications--2.1%
            8,000M    Nextel Communications, Inc., 5.95%, 2014                                              7,629,928
            5,200M    Rogers Wireless, Inc., 6.375%, 2014                                                   5,262,582
---------------------------------------------------------------------------------------------------------------------
                                                                                                           12,892,510
---------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $560,844,089)                                                        545,349,608
---------------------------------------------------------------------------------------------------------------------
                      COMMON STOCKS--4.0%
                      Automotive--.0%
           37,387   * Safelite Glass Corporation - Class "B" + **                                              28,040
            2,523   * Safelite Realty Corporation **                                                           21,143
---------------------------------------------------------------------------------------------------------------------
                                                                                                               49,183
---------------------------------------------------------------------------------------------------------------------
                      Chemicals--1.0%
           14,634   * Texas Petrochemicals Corporation **                                                     329,814
          180,613   * Texas Petrochemicals Corporation **                                                   5,427,421
---------------------------------------------------------------------------------------------------------------------
                                                                                                            5,757,235
---------------------------------------------------------------------------------------------------------------------
                      Consumer Staples--.8%
          325,000     Sinclair Broadcasting Group, Inc.                                                     4,621,500
---------------------------------------------------------------------------------------------------------------------
                      Food/Drug--.3%
           55,850     Ingles Markets, Inc.                                                                  1,924,032
---------------------------------------------------------------------------------------------------------------------
                      Media-Broadcasting--.7%
          105,000     Clear Channel Communications, Inc.                                                    3,971,100
---------------------------------------------------------------------------------------------------------------------
                      Media-Cable TV--1.2%
        8,731,521   * Adelphia Recovery Trust                                                                 894,981
          162,650   * Time Warner Cable, Inc. - Class "A"                                                   6,371,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                            7,265,981
---------------------------------------------------------------------------------------------------------------------
                      Telecommunications--.0%
           16,049     Deutsche Telekom AG (ADR)                                                               295,462
            2,533   * Viatel Holding (Bermuda), Ltd. **                                                            28
           18,224   * World Access, Inc.                                                                           18
---------------------------------------------------------------------------------------------------------------------
                                                                                                              295,508
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $20,055,730)                                                            23,884,539
---------------------------------------------------------------------------------------------------------------------
                      WARRANTS--.0%
                      Aerospace/Defense--.0%
            3,000   * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) + **                                      30
---------------------------------------------------------------------------------------------------------------------
                      Telecommunication Services--.0%
            3,500   * GT Group Telecom, Inc. (expiring 2/1/10) + **                                                --
---------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $319,221)                                                                            30
---------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--2.5%
          $15,300M    Federal Home Loan Bank, 5.15%, 7/18/07 (cost $15,260,546)                            15,260,546
---------------------------------------------------------------------------------------------------------------------
                      SHORT-TERM CORPORATE NOTES--1.1%
            4,500M    Chevron Funding Corp., 5.23%, 7/16/07                                                 4,489,522
            2,300M    General Electric Capital Corp., 5.22%, 7/26/07                                        2,291,246
---------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $6,780,768)                                                 6,780,768
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $603,260,354)                                        98.3%               591,275,491
Other Assets, Less Liabilities                                                         1.7                 10,044,232
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%              $601,319,723
=====================================================================================================================

  + Security exempt from registration under Rule 144A of Securities Act of 1933.
    Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2007, the Fund held thirty-three 144A security with a value of $82,788,364 representing 13.8% of the Fund's net assets.

 ++ In default as to principal and /or interest payment

  * Non-income producing

 ** Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June 30, 2007, the Fund held twelve securities that were fair valued by the Valuation Committee with an aggregate value of $5,815,836 representing 1.0% of the Fund's net assets.

*** Interest Rates on adjustable rate bonds are determined and reset peroidically by the indentures. The interest rates above are the rates in effect on June 30, 2007.

  # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

    At June 30, 2007, the cost of investments for federal income tax purposes was $603,391,406. Accumulated net unrealized depreciation on investments was $12,115,915, consisting of $17,823,864 gross unrealized appreciation and $29,939,779 gross unrealized depreciation.


Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.
If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  August 28, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  August 28, 2007